LONG-TERM PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
LONG TERM PREPAYMENTS AND OTHER ASSETS [Abstract]
LONG-TERM PREPAYMENTS AND OTHER ASSETS
4.	LONG-TERM PREPAYMENTS AND OTHER ASSETS
The Company is required to pay certain amounts of deposits to airline companies and hotel suppliers. The Company is also required to pay deposits to local travel bureaus as a pledge for insurance of traveler’s safety.
Components of long-term prepayments and other assets as of December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024
Deposits paid to airline suppliers	215	209
Deposits paid to hotel suppliers	117	5
Deposit paid to lessor	50	50
Deposits paid to advertising suppliers	42	7
Other deposit	46	55
Prepayment for acquisition of property and equipment	76	93
Long-term derivative assets	39	—
Others	78	35

Total	663	454